Assets Held for Sale and Other Current Assets - Summary of Detailed Information About Assets Held for Sale Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Other Current Assets [Abstract]
Assets held for sale	$ 42	$ 265
Other current assets	102	105
Total	$ 144	$ 370